Impairment (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment
Period over which management has projected cash flows for impairment analysis		3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast		7 years
Goodwill impairment	€ 200	€ 200
Mobile Networks
Impairment
Goodwill	€ 729	€ 729	€ 776
Terminal growth rate	1.20%	1.20%	1.10%
Post-tax discount rate	8.00%	8.00%	8.40%
Fixed Networks
Impairment
Goodwill	€ 609	€ 609	€ 856
Terminal growth rate	0.80%	0.80%	1.10%
Post-tax discount rate	7.40%	7.40%	7.60%
Global Services
Impairment
Goodwill	€ 958	€ 958	€ 1,020
Terminal growth rate	1.10%	1.10%	0.90%
Post-tax discount rate	7.60%	7.60%	8.00%
IP/Optical Networks
Impairment
Goodwill	€ 1,865	€ 1,865	€ 1,914
Terminal growth rate	1.40%	1.40%	1.40%
Post-tax discount rate	7.90%	7.90%	8.20%
Nokia Software
Impairment
Goodwill	€ 914	€ 914	€ 961
Terminal growth rate	1.50%	1.50%	1.50%
Post-tax discount rate	7.00%	7.00%	7.60%